UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  December  31,  2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:      Lydian Asset Management L.P.
Address:   495 Post Road East
           Westport, CT 06880

Form  13F  File  Number:  028-06083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:      Richard Li
Title:      CFO / COO
Phone:      (203) 571-1309

Signature,  Place,  and  Date  of  Signing:

 /s/ Richard Li          Westport, CT          2/14/2011
---------------          ------------          ---------
  [Signature]            [City, State]          [Date]

Report  Type  (Check  only  one.):

[X]     13F  HOLDINGS  REPORT.  (Check  here  if  all holdings of this reporting manager  are  reported  in  this  report.)

[ ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[  ]     13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)


                            TITLE OF                     VALUE      SHARES/    SH/PUT    INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER              CLASS             CUSIP      x($1000)   PRN AMT    PRN CALL  DISCRETN  MANAGERS   SOLE     SHARED NONE
--------------------------- ----------------  ---------   --------   --------  --- ----  --------  --------- -------   -----  ----
ADVANCED MICRO DEVICES INC  NOTE 6.000% 5/0   007903AL1      4,005  4,000,000  PRN       SOLE      N/A
ANIXTER INTL INC            NOTE 7/0          035290AG0      2,850  3,000,000  PRN       SOLE      N/A
ANIXTER INTL INC            NOTE 1.000% 2/1   035290AJ4      2,220  2,000,000  PRN       SOLE      N/A
BARCLAYS BK PLC             IPTH S&P VIX NEW  06740C261        752     20,000  SH        SOLE      N/A         20,000
E M C CORP MASS             NOTE 1.750%12/0   268648AK8      2,893  2,000,000  PRN       SOLE      N/A
E M C CORP MASS             NOTE 1.750%12/0   268648AM4      4,518  3,000,000  PRN       SOLE      N/A
FORD MTR CO DEL             COM PAR $0.01     345370860        390     23,240  SH        SOLE      N/A         23,240
GENERAL MTRS CO             COM               37045V209      2,706     50,000  SH        SOLE      N/A         50,000
GILEAD SCIENCES INC         NOTE 0.500% 5/0   375558AG8      2,563  2,500,000  PRN       SOLE      N/A
GILEAD SCIENCES INC         NOTE 0.625% 5/0   375558AH6      3,309  3,000,000  PRN       SOLE      N/A
HOLOGIC INC                 FRNT 2.000%12/1   436440AA9      2,816  3,000,000  PRN       SOLE      N/A
LIBERTY MEDIA CORP          DEB 3.500% 1/1    530715AN1      3,248  6,000,000  PRN       SOLE      N/A
LUCENT TECHNOLOGIES INC     DBCV 2.750% 6/1   549463AH0      1,880  2,000,000  PRN       SOLE      N/A
MICRON TECHNOLOGY INC       NOTE 1.875% 6/0   595112AH6      3,279  3,500,000  PRN       SOLE      N/A
NETAPP INC                  NOTE 1.750% 6/0   64110DAB0      4,447  2,500,000  PRN       SOLE      N/A
QIMONDA FIN LLC             NOTE 6.750% 3/2   74732WAA7         70  4,000,000  PRN       SOLE      N/A
SAKS INC                    NOTE 2.000% 3/1   79377WAL2      2,580  2,500,000  PRN       SOLE      N/A
SANDISK CORP                NOTE 1.000% 5/1   80004CAC5      5,282  5,500,000  PRN       SOLE      N/A
SANDISK CORP                NOTE 1.500% 8/1   80004CAD3      5,643  5,000,000  PRN       SOLE      N/A
STANDARD PAC CORP           NOTE 6.000%10/0   853763AA8      1,139  1,118,000  PRN       SOLE      N/A
STANLEY BLACK & DECKER INC  UNIT 99/99/9999   854502309      2,700     25,000  SH        SOLE      N/A         25,000

                                             21             59,289

                             FORM 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:            0
Form  13F  Information  Table  Entry  Total:      21
Form 13F Information Table Value Total:           59,289
                                                 (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number          Name